COMMITMENTS, CONTINGENCIES AND GUARANTEES - Summary of Letters of Credit Issued (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of contingent liabilities [line items]
Issued letters of credit	$ 394	$ 389
Brookfield Renewable along with institutional investors
Disclosure of contingent liabilities [line items]
Issued letters of credit	52	51
Brookfield Renewable's subsidiaries
Disclosure of contingent liabilities [line items]
Issued letters of credit	$ 342	$ 338